Material partly-owned subsidiaries (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Net equity attributed to non-controlling interests	$ (454)	$ (447)	$ (574)	$ (157)
ECART Internet Services Nigeria
Disclosure of subsidiaries [line items]
Proportion of equity interest held by non-controlling interests	0.11%	0.11%
Net equity attributed to non-controlling interests	$ (439)	$ (430)
Other subsidiaries
Disclosure of subsidiaries [line items]
Net equity attributed to non-controlling interests	$ (15)	$ (17)